Equity (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital	Share capital

	As of December 31,
	2023	2022	2023	2022
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i)Share capital
Ordinary shares	1,015,342,237	737,121,218	1,286,229	1,207,714
Less: Treasury Shares	(542,903)	(542,903)	—	—
Total Contributed Equity	1,014,799,334	736,578,315	1,286,229	1,207,714

Summary of Movements in Ordinary Share Capital	Movements in ordinary share capital

	Six Months Ended December 31,		Six Months Ended December 31,
	2023	2022	2023	2022
	Shares No.		(U.S. dollars, in thousands)
Opening balance	814,204,825	650,454,551	1,249,123	1,165,309
Issues of ordinary shares during the period
Placement of shares under a share placement agreement(1)(2)	201,137,412	86,666,667	39,708	45,065
Transaction costs arising on share issue	—	—	(2,602)	(2,660)
Total contributions of equity during the period	201,137,412	86,666,667	37,106	42,405
Share options reserve transferred to equity on exercise of options	—	—	—	—
Ending balance	1,015,342,237	737,121,218	1,286,229	1,207,714

(1)During the six months ended December 31, 2023, 201,137,412 shares were issued in a 1 for 4 pro-rata accelerated non-renounceable entitlement offer of new fully paid ordinary shares in Mesoblast Limited to existing shareholders in Australia and certain other countries together with an institutional placement of new fully paid ordinary shares in Mesoblast Limited, at A$0.30 per share.

(2)During the six months ended December 31, 2022, 86,666,667 shares were issued in an equity purchase of Mesoblast Limited at A$0.75 per share to existing and new institutional investors.

Summary of Movements of Shares in Share Trust	Movements of shares in share trust

	Six Months Ended December 31,		Six Months Ended December 31,
	2023	2022	2023	2022
	Shares No.		(U.S. dollars, in thousands)
Opening balance	542,903	542,903	—	—
Movement of shares in share trust
Exercise of share options(1)	—	—	—	—
Ending balance	542,903	542,903	—	—

(1)Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

Summary of Warrant Reserve	Warrant reserve

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant reserve	2023	2023
Opening balance	12,969	12,969
Movement during the period	—	—
Closing Balance	12,969	12,969